UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-2870

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1.	Schedule of Investments. – The Schedule of Investments for the period ended July 31, 2006.

European Leaders Fund

Schedule of Investments - July 31, 2006

Principal or Shares		Security Description		Value (000)
Consumer Discretionary (1%)
	38,000	First Choice Holidays Plc		$163
Consumer Staples (16%)
	2,800	Adecco SA		163
	3,500	Altadis Sa		166
	4,000	Carrefour SA		249
	1,200	Groupe Danone		159
	1,700	Nutreco Holding NV		106
	6,000	Reckitt Benckiser Plc		241
	31,500	Safilo SpA (b)		154
	44,000	Serco Group Plc		271
	200	SGS Societe Generale de Surveillance Holding (b)		185
	19,000	Tate & Lyle PLC		243
	25,000	Tesco Plc		168
	6,500	Vedior NV		122

				2,227

Diversified (2%)
	2,400	Groupe Bruxelles Lambert S.A.		253
Energy (16%)
	24,000	BG Group Plc		323
	63,000	BP Amoco Plc		759
	3,080	Fuchs Petrolub AG		145
	3,000	Petroleum Geo-Services ASA (b)		162
	4,200	Saipem S.p.A.		97
	11,000	Seadrill Ltd. (b)		143
	11,000	Subsea 7 Inc. (b)		198
	2,200	Technip SA		118
	4,100	Total Fina SA		279

				2,224

Financial (6%)
	4,500	Banco De Sabadell SA		159
	5,000	Commerzbank		175
	6,800	EFG International (b)		193
	30,000	UniCredito Italiano Spa		231

				758

Healthcare (20%)
	5,700	AstraZeneca Plc		348
	11,000	Boots Group Plc		161
	8,000	Capio Ab (b)		122
	23,500	GlaxoSmithKline Plc		650
	9,000	Novartis Ag		511
	3,000	Roche Holding AG		534
	4,500	Sanofi Synthelabo SA		428

				2,754

Industrial (9%)
	4,600	Bayer Ag		226
	5,300	Philips Electronics NV		175
	1,500	Syngenta AG (b)		216
	1,400	Siemens AG		113
	6,200	Tenaris Sa		118
	6,000	Vestas Wind Systems A/S (b)		162
	16,500	VT Group Plc		154

				1,164

Materials (6%)
	4,500	Anglo American Plc		187
	7,000	BHP Billiton Plc		133
	4,000	Rio Tinto Plc		207
	150	Sika AG (b)		173
	950	voestalpine AG		140

				840

Technology (7%)
	18,000	Infineon Technologies AG (b)		191
	1,250	SAP AG		229
	5,000	Silicon-On-Insulator Technologies (b)		133
	62,000	Telefonaktiebolaget LM Ericsson		195
	19,000	Wolfson Microelectronics Plc (b)		160

				908

Telecommunication (9%)
	70,000	Aegis Group plc		157
	16,800	Nokia Oyj		333
	10,000	SES Global		135
	4,000	Ses Global		54
	19,216	Telefonica S.A.		325
	8,000	Wolters Kluwer-Cva		188

				1,192

Transportation (1%)
	17,000	EasyJet Plc (b)		141
Utilities (4%)
	21,000	British Energy Group PLC (b)		287
	9,000	Fortum Oyj		244

				531

Investment Company (2%)
	265	Dreyfus Treasury Cash Management Fund		265

Total (Cost - $12,583) (a) (99%)				13,420
Other Assets, net of Liabilities (1%)				87

Net Aseets (100%)				$13,507

All of the securities are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows :

		Unrealized appreciation	$985
		Unrealized depreciation	(148)

		Net unrealized appreciation	$837

(b) Non-income producing security

European Emerging Markets Fund

Schedule of Investments - July 31, 2006

Principal or Shares		Security Description		Value (000)
Consumer Discretionary (1%)
	1,425,000	Compa S.A.		$503
Consumer Staples (1%)
	27,250	BIM Birlesik Magazalar A.S.		860
	28,000	Cherkizovo Group GDR 144A (b)		347
	15,000	Pyaterochka Holding NV (b)		255

				1,462

Energy (31%)
	170,000	Arawak Energy Corp. (b)		406
	64,000	BMB Munai, Inc.		400
	33,500	C.A.T. Oil Ag (b)		671
	166,500	Dragon Oil Plc (b)		572
	90,200	Grupa Lotos SA (b)		1,546
	102,000	LUKOIL (USD)		8,849
	2,000	LUKOIL (EUR)		174
	34,900	MOL Magyar Olaj-es Gazipari Rt.		3,876
	45,000	Oao Gazprom - Spon ADR - USD/OTC		1,875
	159,500	Oao Gazprom - Spon ADR - USD/London (GDR)		6,648
	95,500	Polski Koncern Naftowy Orlen S.A.		1,875
	26,980,500	Rompetrol Rafinare SA (b)		814
	135,250	Sibir Energy plc (b)		1,160
	40,700	Surgutneftegaz		2,996
	1,500	Surgutneftegaz		113

				31,975

Financial (24%)
	190,000	Akbank T.A.S.		914
	280,000	Aksigorta		1,010
	1,325,000	Asigurarea Romaneasca-Asirom (b)		287
	1,429,848	Banca Comerciala Carpatica Sibia (b)		273
	1,797,205	Banca Transilvania		700
	54,200	Bank Pekao SA		3,732
	20,000	Bank Zachodni WBK S.A.		1,329
	36,750	Erste Bank AG		2,119
	270,000	KOC Holdings AS		938
	12,150	Komercni Banka As		1,788
	80,500	OTP Bank Rt.		2,401
	292,400	PKO Bank Polski		3,865
	10,500	Raiffeisen International Bank-Holding AG		901
	108,000	Romanian Development Bank		662
	1,005	Sberbank RF		1,789
	335,000	Turkiye Garanti Bankasi AS		963
	150,000	Turkiye Is Bankasi		802

				24,473

Healthcare (3%)
	7,000	EGIS Rt.		997
	7,500	Gedeon Richter Rt.		1,589
	10,000	Zentiva NV		518

				3,104

Industrial (3%)
	39,500	Opoczno SA (b)		457
	500	Rulmentul Brasov S.A. (b)		1
	80,000	Truk Traktor ve Ziraat Makineleri AS		668
	200,000	Turbomechanica S.A.		54
	1,650,000	Turbomechanica S.A.		446
	149,000	Turk Demir Dokum Fabrikalari A.S.		1,324

				2,950

Materials (6%)
	49,000	BorsodChem Rt.		654
	71,500	KGHM Polska Miedz S.A.		2,780
	1,500	Mining and Metallurgical Company Norilsk Nickel		205
	15,150	Mining and Metallurgical Company Norilsk Nickel		2,076
	6,500	Tisza Vegyi Kombinat RT (b)		179

				5,894

Technology (1%)
	12,800	ComputerLand		402
Telecommunication (19%)
	49,500	AFK Sistema		1,091
	169,000	Agora SA		2,026
	76,100	AO VimpelCom - ADR (b)		3,668
	131,000	Cesky Telecom AS		2,873
	155,000	Comstar United System		904
	290,000	Dogan Yayin Holding A.S. (b)		981
	312,500	Magyar Tavkozlesi Rt (Matav)		1,316
	28,500	Mobile TeleSystems		910
	414,000	Telekomunikacja Polska SA		2,844
	47,500	TVN SA (b)		1,639
	10,000,000	Uralsvyszinform		384

				18,636

Utilities (7%)
	149,200	CEZ		5,463
	4,000	RAO Unified Energy System		294
	3,000	RAO United Energy System		225
	12,000	Unified Energy System		882

				6,864

Investment Company (5%)
	4,738,695	Dreyfus Treasury Cash Management Fund		4,739

Total (Cost - $95,512) (a) (101%)				101,000
Liabilities in excess of Other Assets (-1%)				(1,073)

Net Aseets (100%)				$99,927

All of the securities are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows :

		Unrealized appreciation	$7,635
		Unrealized depreciation	(2,147)

		Net unrealized appreciation	$5,488

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized (Depreciation) (000s)
Liability:
7/31/2006	Turkish Lira (Buy 794)	1.50	$531	$(2)

Notes to Financial Statements

July 31, 2006

1.    Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. Each of the Funds is able to issue unlimited shares.

Each of the Funds has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Equity securities are valued at the official closing price or the last sale price on the exchange or market on which they are principally traded or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the Funds to 1.25% fixed for a one year term.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

4.    Name Change

On April 3, 2006 the European Growth Fund changed its name to the European Leaders Fund.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Metzler/Payden Investment Group

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 9/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 9/26/06

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 9/26/06